Accrued Expenses and Other (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Accrued Expenses And Other [Line Items]
Accrued expenses and other
Accrued expenses and other consist of the following as of July 31, 2013 and 2012
(in thousands):

	2013	2012

Employee compensation	$208	$213
Vacation	31	56
Deferred income	76	467
Warranty reserve	156	166
Professional fees	137	147
Other	574	573
Total	$1,182	$1,622

Product warranty liability
The following table summarizes the activity related to the product warranty liability during the three months ended October 31, 2013 and 2012 (in thousands):

	2013	2012

Beginning balance	$156	$166
Warranty cost incurred	(35)	(27)
Accrued warranty cost	17	40
Ending balance	$138	$179

The following table summarizes the activity related to the product warranty liability during fiscal years 2013 and 2012 (in thousands):

	2013	2012

Balance at beginning of period	$166	$185
Accruals for warranty liability	94	99
Warranty charges	(104)	(118)
Balance at end of period	$156	$166

Cortelco Systems Holding Corp [Member]
Accrued Expenses And Other [Line Items]
Accrued expenses and other
Accrued expenses and other consist of the following as of July 31, 2013 and 2012
(in thousands):

	2013	2012

Employee compensation	$198	$201
Vacation	29	48
Deferred income	76	359
Warranty reserve	135	139
Other	529	480
Total	$967	$1,227

Product warranty liability
The following table summarizes the activity related to the product warranty liability during the three months ended October 31, 2013 and 2012 (in thousands):

	2013	2012

Beginning balance	$135	$166
Warranty cost incurred	(23)	(27)
Accrued warranty cost	12	40
Ending balance	$124	$179

The following table summarizes the activity related to the product warranty liability during fiscal years 2013 and 2012 (in thousands):

	2013	2012

Balance at beginning of period	$139	$164
Accruals for warranty liability	97	83
Warranty charges	(101)	(108)
Balance at end of period	$135	$139